Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Sep. 17, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value	$ 13,590	$ 12,793	$ 11,704	$ 13,932	$ 8,645	$ 9,453	$ 9,449					$ 14,507
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value	16,714	15,854	14,618	17,531	10,965	12,077		$ 11,495	$ 10,888	$ 9,117	$ 10,000	$ 17,714
Adviser Class
Account Value [Line Items]
Accumulated Value	18,295	17,182	15,675	18,614	11,527	12,566		11,848	11,108	9,213	10,000	$ 19,577
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value	14,265	13,772	11,763	16,299	9,013	10,229		10,268	9,938	8,004	9,450	$ 14,246
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value	14,111	13,731	11,807	16,487	9,192	10,504		10,623	10,360	8,408	10,000	$ 13,986
Adviser Class
Account Value [Line Items]
Accumulated Value	15,435	14,864	12,659	17,498	9,656	10,929		10,945	10,566	8,489	10,000	$ 15,451
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	19,853	16,124	13,555	15,737	10,916	10,247	10,000					$ 22,890
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Value Total Return
Accumulated Value	15,563	13,781	12,391	13,390	9,209	10,167	$ 10,000					$ 17,633
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	29,335	23,825	20,029	23,253	16,130	15,141		13,893	12,104	10,214	10,000	$ 33,822
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Value Total Return
Accumulated Value	20,974	18,572	16,698	18,045	12,411	13,701		12,765	11,902	10,242	10,000	$ 23,764
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	29,335	23,825	20,029	23,253	16,130	15,141		13,893	12,104	10,214	10,000	$ 33,822
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Value Total Return
Accumulated Value	20,974	18,572	16,698	18,045	12,411	13,701		12,765	11,902	10,242	10,000	$ 23,764
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	29,335	23,825	20,029	23,253	16,130	15,141		13,893	12,104	10,214	10,000	$ 33,822
Russell 2500 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2500 Value Total Return
Accumulated Value	19,067	17,140	15,529	17,890	10,960	12,970		13,224	11,862	10,022	10,000	$ 21,063
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	29,335	23,825	20,029	23,253	16,130	15,141		13,893	12,104	10,214	10,000	$ 33,822
Russell 2500 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2500 Value Total Return
Accumulated Value	19,067	17,140	15,529	17,890	10,960	12,970		13,224	11,862	10,022	10,000	$ 21,063
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	29,335	23,825	20,029	23,253	16,130	15,141		13,893	12,104	10,214	10,000	$ 33,822
Russell 2500 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2500 Value Total Return
Accumulated Value	$ 19,067	$ 17,140	$ 15,529	$ 17,890	$ 10,960	$ 12,970		$ 13,224	$ 11,862	$ 10,022	$ 10,000	$ 21,063